SUMMARY OF INTANGIBLE ASSETS NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Impairment	$ 2,197
Net book value	12,328	16,486
Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Net book value	2,478	5,218
Licences [member]
IfrsStatementLineItems [Line Items]
Net book value	707	819
Technology license [member]
IfrsStatementLineItems [Line Items]
Net book value	9,143	10,449
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	16,610	5,027
Capitalized development cost	169	11,583
Currency translation adjustments	(282)
Cost, ending balance	16,497	16,610	5,027
Gross carrying amount [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	5,342	4,372
Capitalized development cost	169	977
Currency translation adjustments	(245)	(7)
Cost, ending balance	5,266	5,342	4,372
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	819	655
Capitalized development cost		157
Currency translation adjustments	(37)	7
Cost, ending balance	782	819	655
Gross carrying amount [member] | Technology license [member]
IfrsStatementLineItems [Line Items]
Cost, beginning balance	10,449
Capitalized development cost		10,449
Currency translation adjustments
Cost, ending balance	10,449	10,449
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(227)	(3)
Accumulated amortization, beginning balance	124	127
Amortization	2,075
Impairment	2,197
Accumulated amortization, ending balances	4,169	124	127
Accumulated depreciation amortisation [member] | Capitalised development expenditure [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments	(227)	(3)
Accumulated amortization, beginning balance	124	127
Amortization	694
Impairment	2,197
Accumulated amortization, ending balances	2,788	124	127
Accumulated depreciation amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization	75
Impairment
Accumulated amortization, ending balances	75
Accumulated depreciation amortisation [member] | Technology license [member]
IfrsStatementLineItems [Line Items]
Currency translation adjustments
Accumulated amortization, beginning balance
Amortization	1,306
Impairment
Accumulated amortization, ending balances	$ 1,306